ACCOUNTS PAYABLE - Disclosure of accounts payable (Details) - CAD ($)	Nov. 30, 2022	Nov. 30, 2021
Trade And Other Payable [Line Items]
Accounts payable	$ 1,063,863	$ 608,385
Professional fees [Member]
Trade And Other Payable [Line Items]
Accounts payable	382,805	92,078
Funds to be returned to investors [Member]
Trade And Other Payable [Line Items]
Accounts payable	43,046	43,046
Due to former shareholder of Tetra [Member]
Trade And Other Payable [Line Items]
Accounts payable	0	222,771
Advertising costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	34,705	42,241
Payroll [Member]
Trade And Other Payable [Line Items]
Accounts payable	268,610	33,173
Development costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	168,925	123,334
Bank Overdraft [Member]
Trade And Other Payable [Line Items]
Accounts payable	16,036	0
VAT Payable [Member]
Trade And Other Payable [Line Items]
Accounts payable	61,262	4,735
Purchases [Member]
Trade And Other Payable [Line Items]
Accounts payable	2,121	0
Rent [Member]
Trade And Other Payable [Line Items]
Accounts payable	1,822	0
Others [Member]
Trade And Other Payable [Line Items]
Accounts payable	$ 84,531	$ 47,007